Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2022
Contract Amounts of Foreign Exchange Contracts
Contract amounts of foreign exchange contracts at December 31, 2022 and 2021 are set forth below:

	December 31
	2022	2021

	(Millions of yen)
To sell foreign currencies	149,080	169,392
To buy foreign currencies	26,224	27,453

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2022	2021

		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	176	42
Liabilities:
Foreign exchange contracts	Other current liabilities	416	777

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2022	2021

		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	2,539	23
Liabilities:
Foreign exchange contracts	Other current liabilities	846	1,342

Cash Flow Hedging | Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives in cash flow hedging relationships

	Year ended December 31
	Gain (loss) recognized in OCI	Gain (loss) reclassified from accumulated OCI into income
	Amount	Location	Amount

	(Millions of yen)
2022:
Foreign exchange contracts	(10,057)	Net sales	(10,683)
2021:
Foreign exchange contracts	(4,596)	Net sales	(3,285)
2020:
Foreign exchange contracts	(1,731)	Net sales	(3,034)

Cash Flow Hedging | Not Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2022	2021	2020
		(Millions of yen)
Foreign exchange contracts	Other, net	(11,926)	(6,099)	104